INTANGIBLE ASSET (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets, gross carrying amount	$ 57,143	$ 57,143
Intangible assets, accumulated amortization	(6,206)	(11,696)
Intangible assets, net carrying amount	43,411	49,029	$ 0
Foreign Currency Translation Adjustment [Member]
Intangible assets, gross carrying amount	0
Intangible assets, accumulated amortization	0
Intangible assets, net carrying amount	(7,526)	3,582
Software developments [Member]
Intangible assets, gross carrying amount	57,143	57,143
Intangible assets, accumulated amortization	(6,206)	(11,696)
Intangible assets, net carrying amount	$ 50,937	$ 45,447
Intangible assets, weighted average useful lives	5 years	5 years
Foreign currency translation adjustment [Member]
Intangible assets, gross carrying amount	$ 0
Intangible assets, net carrying amount	$ (7,526)